Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepayments for vehicles	¥ 712,544,814	$ 111,813,830	¥ 403,116,119
Vehicles and telematics devices	131,722,840	20,670,188	54,725,824
Deposits held by third-parties	48,176,225	7,559,901	18,171,682
Other receivables from third parties	33,092,696	5,192,966	10,461,282
Accrued input value-added tax	22,922,301	3,597,009	26,623,275
Prepaid expenses	9,977,021	1,565,612	14,331,513
Interest receivables	5,655,031	887,398	4,889,508
Loan to suppliers	0	0	1,573,800
Others	18,857,709	2,959,187	24,467,956
Total	¥ 982,948,637	$ 154,246,091	¥ 558,360,959